Classification and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 19	$ 30
Derivative liability, fair value	4	3
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	18	29
Derivative liability, fair value	3	1
Designated as Hedging Instrument | Interest rate contract | Other Long-Term Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	4	7
Designated as Hedging Instrument | Foreign exchange contract | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	14	22
Designated as Hedging Instrument | Foreign exchange contract | Accounts Payable And Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	3	1
Not Designated as Hedging Instrument | Foreign exchange contract | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	1	1
Not Designated as Hedging Instrument | Foreign exchange contract | Accounts Payable And Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 1	$ 2